Note 10 (Tables)	6 Months Ended
Jun. 30, 2022
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	June 2022	December 2021
Equity instruments	6.2	6,411	5,303
Debt securities	6.2	124	128
Loans and advances to customers	6.2	240	655
Total	7	6,775	6,086